Document and Entity Information	Mar. 21, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 21, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-39388
Entity Registrant Name	PhenomeX Inc.
Entity Central Index Key	0001689657
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	35-2415390
Entity Address, Address Line One	5858 Horton Street
Entity Address, Address Line Two	Suite 320
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	520
Local Phone Number	858-2855
Title of 12(b) Security	Common Stock, par value $0.00005 per share
Trading Symbol	BLI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Information, Former Legal or Registered Name	Berkeley Lights, Inc.